Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Liabilities [Line Items]
Lease liabilities	€ 216	€ 205
Aegon Ltd. [member]
Noncurrent Liabilities [Line Items]
Lease liabilities	25
Aegon Ltd. [member] | First 5 years [member]
Noncurrent Liabilities [Line Items]
Lease liabilities	€ 12